Share-based payments - Others (Details) - CNY (¥) ¥ in Thousands		9 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 18, 2019	Dec. 31, 2014
NFH Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	¥ 10,514		¥ 692
Predecessor | Partnership Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards exercised during the period		132,360		5,349
Share-based compensation expense		¥ 18,418		¥ 34,403
Predecessor | Partnership Awards | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period					1 year
Predecessor | Partnership Awards | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period					4 years